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               ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24F-2

               Read instructions at end of Form before preparing Form.
                                Please print or type.

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 1.      Name and address of issuer:    Barr Rosenberg Series Trust
                                        Four Orinda Way Suite 300E
                                        Orinda, CA   94563
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2.       Name of each series or class of funds for which this notice is filed:
                             U.S. Small Capitalization Series
                             Japan Series
                             International Small Capitalization Series
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 3.      Investment Company Act File Number:811-5547

         Securities Act File Number:33-21677


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 4.      Last day of fiscal year for which this notice is filed: March 31, 1997


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5.       Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                     / /

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 6.      Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

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 7.      Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

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 8.      Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

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 9.      Number and aggregate sale price of securities sold during the fiscal year:
              6,645,447 Shares     $53,425,634

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 10.     Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 6,645,447
         Shares     $53,425,634

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 11.     Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
         (see Instruction B.7): 1,686,495 Shares    $11,688,321

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 12.     Calculation of registration fee:
          (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                        +               53,425,634
                         -----------------------------------------
          (ii)     Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                        +               11,688,321
                         -----------------------------------------
          (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                        -               26,196,632
                         -----------------------------------------
          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                        +               0
                         -----------------------------------------
          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                   (ii), less line (iii), plus line (iv)] (if applicable):

                                        38,917,323
                         -----------------------------------------
          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                        x               .00030303
                         -----------------------------------------
          (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:

                                        11,793.12
                         -----------------------------------------

 INSTRUCTION:      ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv) AND (v) ONLY
                   IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF
                   THE ISSUER'S FISCAL YEAR.  SEE INSTRUCTION C.3.
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 13.      CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX
          DEPOSITORY AS DESCRIBED IN SECTION 3a OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 202.3a).
                                                                 / /
          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                        --------------------------------------

                        Kenneth Reid
              --------------------------------------------------------
                        PRESIDENT

Date     May 29, 1997
    -----------------


     * Please print the name and title of the signing officer below the signature.


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                                     ROPES & GRAY
                               ONE INTERNATIONAL PLACE
                           BOSTON, MASSACHUSETTS 02110-2624
                                    (617) 951-7000
                              Telecopier: (617) 951-7050


                                     May 30, 1997


Barr Rosenberg Series Trust
Four Orinda Way, Suite 300E
Orinda, CA 94563

Ladies and Gentlemen:

    You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 6,645,447 shares of beneficial interest, without par value (the "Shares"), of the U.S. Small Capitalization Series, the Japan Series and the International Small Capitalization Series (together, the "Funds") of Barr Rosenberg Series Trust (the "Trust"), sold in reliance upon the Rule during your fiscal year ended March 31, 1997 (the "Fiscal Year"). We also understand that the registration fee in Item 12 of the Notice was calculated by reference to aggregate sales prices of (i) $53,425,634 for the Shares, (ii) $11,688,321 for shares of the Funds issued by the Trust during the Fiscal Year in connection with dividend reinvestment plans and (iii) $26,196,632 for shares of the Funds redeemed or repurchased by the Trust during the Fiscal Year.

    We have examined the Trust's Agreement and Declaration of Trust dated April 1, 1988, as amended, on file in the office of the Secretary of State of The Commonwealth of Massachusetts (the "Agreement and Declaration of Trust"). We are familiar with the actions taken by the Trust's Trustees to authorize the issue and sale from time to time of shares of beneficial interest of the Trust at not less than net asset value, and have assumed that the Shares have been issued and sold in accordance with such actions. We have also examined a copy of the Trust's By-laws and such other documents as we have deemed necessary for the purposes of this opinion.

    Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable by the Trust.

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Barr Rosenberg Series Trust              -2-                        May 30, 1997

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Trust by the Trustees, by any officers or officer or otherwise. The Agreement and Declaration of Trust provides for indemnification out of the property of the particular series of shares for all loss and expense of any shareholder of that series held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of shareholder liability is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

    We consent to this opinion accompanying the Notice when filed with the Commission.

                                  Very truly yours,



                                  ROPES & GRAY



                                  Ropes & Gray